May 21, 2014

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (“Registrant”)

 consisting of the following series and class:

  T. Rowe Price Intermediate Tax-Free High Yield Fund

  T. Rowe Price Intermediate Tax-Free High Yield Fund–Advisor Class

 File No.: 811-22968

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, we are hereby filing the Initial Registration Statement of the above-referenced investment company, including the registration of an indefinite number of shares of capital stock to be issued by the Registrant.

On May 19, 2014, a notification of registration was filed on Form N-8A for the Registrant. This filing on Form N-1A is submitted for the purpose of registering T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. and its series and class called T. Rowe Price Intermediate Tax-Free High Yield Fund and T. Rowe Price Intermediate Tax-Free High Yield Fund–Advisor Class, respectively.

The filing contains two prospectuses. The first prospectus is for the T. Rowe Price Intermediate Tax-Free High Yield Fund. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the T. Rowe Price Intermediate Tax-Free High Yield Fund–Advisor Class. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price Advisor Class funds.

It should be noted that sections 1 and 3 of the prospectuses, except for the fee table information, are substantially similar to the prospectus of an existing T. Rowe Price mutual called T. Rowe Price Tax-Free High Yield Fund, Inc. (002-94641/811-4163).

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds) with changes made to reflect the addition of the new fund and class.

We are seeking an effective date of July 21, 2014.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013, or Tawanda Cottman at 410-345-4981.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire